Eaton Vance
Global Equity Income Fund
July 31, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 98.8%

Security	Shares	Value
Aerospace & Defense — 3.0%
BAE Systems PLC	281,214	$ 7,960,980
Leonardo SpA	54,830	3,494,563
Safran SA	35,583	13,983,453
		$ 25,438,996
Automobile Components — 0.5%
Pirelli & C SpA(1)	565,549	$ 4,308,135
		$ 4,308,135
Banks — 11.3%
Banco Santander SA	644,934	$ 9,172,425
Bank Polska Kasa Opieki SA	163,419	10,771,727
Barclays PLC	1,304,402	8,965,857
BNP Paribas SA	62,841	7,985,118
Citigroup, Inc.	50,551	6,695,480
Grupo Financiero Banorte SAB de CV, Class O	422,107	4,865,582
HDFC Bank Ltd.	352,108	2,757,641
Huntington Bancshares, Inc.	291,284	4,963,479
ING Groep NV	269,972	9,487,233
KBC Group NV	27,819	4,002,005
NatWest Group PLC	443,786	4,186,071
Societe Generale SA	158,343	14,883,710
Toronto-Dominion Bank	35,586	4,265,700
Truist Financial Corp.	55,612	2,882,926
		$ 95,884,954
Beverages — 0.9%
Diageo PLC	55,931	$ 1,228,711
Pernod Ricard SA	84,565	6,590,429
		$ 7,819,140
Broadline Retail — 2.6%
Amazon.com, Inc.(2)	70,960	$ 19,271,317
MercadoLibre, Inc.(2)	1,263	2,371,851
		$ 21,643,168
Building Products — 0.4%
Trane Technologies PLC	7,492	$ 3,408,485
		$ 3,408,485
Capital Markets — 2.5%
Bank of New York Mellon Corp.	29,820	$ 4,661,760
Security	Shares	Value
Capital Markets (continued)
Charles Schwab Corp.	42,820	$ 4,506,377
Japan Exchange Group, Inc.	334,540	4,550,783
London Stock Exchange Group PLC	26,667	2,999,839
State Street Corp.	24,894	4,584,479
		$ 21,303,238
Chemicals — 0.5%
Sika AG	17,815	$ 4,008,207
		$ 4,008,207
Construction Materials — 0.2%
CRH PLC	16,187	$ 1,537,927
		$ 1,537,927
Consumer Finance — 0.8%
Capital One Financial Corp.	31,445	$ 6,572,319
		$ 6,572,319
Consumer Staples Distribution & Retail — 0.9%
U.S. Foods Holding Corp.(2)	76,061	$ 7,650,976
		$ 7,650,976
Electric Utilities — 2.2%
Iberdrola SA	149,367	$ 3,548,002
NextEra Energy, Inc.	63,433	5,513,596
SSE PLC	306,504	9,683,516
		$ 18,745,114
Electrical Equipment — 2.2%
AMETEK, Inc.	23,890	$ 5,774,452
Schneider Electric SE	37,208	12,501,341
		$ 18,275,793
Electronic Equipment, Instruments & Components — 2.4%
CDW Corp.	39,378	$ 5,820,462
Keyence Corp.	12,501	6,270,334
Zebra Technologies Corp., Class A(2)	27,569	8,100,324
		$ 20,191,120
Energy Equipment & Services — 0.4%
Baker Hughes Co.	56,771	$ 3,434,078
		$ 3,434,078

Eaton Vance
Global Equity Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Entertainment — 0.5%
Walt Disney Co.	43,124	$ 4,148,098
		$ 4,148,098
Financial Services — 3.8%
Berkshire Hathaway, Inc., Class B(2)	19,807	$ 10,132,073
Edenred SE	224,998	7,408,006
Global Payments, Inc.	51,270	4,310,781
Visa, Inc., Class A	20,647	7,559,486
Voya Financial, Inc.	27,355	2,719,908
		$ 32,130,254
Food Products — 0.9%
Nestle SA	74,704	$ 7,466,738
		$ 7,466,738
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	35,329	$ 3,734,275
Boston Scientific Corp.(2)	107,672	5,031,513
Coloplast AS, Class B	22,172	1,466,228
Intuitive Surgical, Inc.(2)	13,312	4,703,529
Medline, Inc., Class A(2)	3,892	152,878
Straumann Holding AG	17,454	2,161,507
		$ 17,249,930
Health Care REITs — 0.3%
Healthpeak Properties, Inc.	112,249	$ 2,450,396
		$ 2,450,396
Hotels, Restaurants & Leisure — 3.8%
Amadeus IT Group SA	98,045	$ 6,051,040
Aramark	109,684	6,248,697
Compass Group PLC	267,806	8,504,408
InterContinental Hotels Group PLC	34,088	5,512,272
Marriott International, Inc., Class A	15,907	5,930,607
		$ 32,247,024
Household Products — 0.4%
Reckitt Benckiser Group PLC	44,168	$ 3,117,261
		$ 3,117,261
Industrial Conglomerates — 1.3%
Siemens AG	32,713	$ 10,718,296
		$ 10,718,296
Security	Shares	Value
Insurance — 4.0%
AIA Group Ltd.	311,889	$ 3,144,119
Allstate Corp.	13,658	3,606,805
American International Group, Inc.	75,086	5,900,258
Arch Capital Group Ltd.(2)	8,222	826,558
Assurant, Inc.	10,629	2,967,510
AXA SA	135,630	7,029,649
Prudential PLC	398,715	5,992,107
RenaissanceRe Holdings Ltd.	13,524	4,327,409
		$ 33,794,415
Interactive Media & Services — 5.6%
Alphabet, Inc., Class C(3)	120,945	$ 43,135,034
Meta Platforms, Inc., Class A	8,408	4,680,818
		$ 47,815,852
Life Sciences Tools & Services — 0.5%
Danaher Corp.	20,953	$ 4,085,416
		$ 4,085,416
Machinery — 2.3%
IDEX Corp.	29,708	$ 6,846,208
Ingersoll Rand, Inc.	90,452	7,541,888
Parker-Hannifin Corp.	5,360	5,234,201
		$ 19,622,297
Metals & Mining — 0.8%
Anglo American PLC	67,518	$ 3,417,862
Rio Tinto Ltd.	31,769	3,786,283
		$ 7,204,145
Multi-Utilities — 0.3%
Ameren Corp.	19,994	$ 2,191,542
CMS Energy Corp.	5,641	406,096
		$ 2,597,638
Oil, Gas & Consumable Fuels — 4.1%
Chevron Corp.	2,887	$ 568,248
ConocoPhillips	49,702	5,988,097
EOG Resources, Inc.	114,181	16,977,573
EQT Corp.	7,207	384,061
ExxonMobil Holdings Corp.	47,794	7,429,099
Occidental Petroleum Corp.	64,686	3,691,630
		$ 35,038,708

Eaton Vance
Global Equity Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Personal Care Products — 0.5%
L'Oreal Prime De Fidelite(2)	8,246	$ 3,672,729
L'Oreal SA	1,263	562,534
		$ 4,235,263
Pharmaceuticals — 6.8%
AstraZeneca PLC	58,826	$ 10,006,909
Eli Lilly & Co.	31,227	35,874,827
Merck & Co., Inc.	42,917	5,587,793
Novo Nordisk AS, Class B	62,443	2,953,652
Zoetis, Inc.	37,809	2,922,258
		$ 57,345,439
Professional Services — 1.8%
Intertek Group PLC	17,048	$ 1,346,505
Recruit Holdings Co. Ltd.	112,483	8,895,248
RELX PLC	128,457	4,518,082
Verisk Analytics, Inc.	1,673	325,984
		$ 15,085,819
Residential REITs — 0.6%
Equity LifeStyle Properties, Inc.	31,943	$ 2,078,531
Invitation Homes, Inc.	90,159	2,679,526
		$ 4,758,057
Semiconductors & Semiconductor Equipment — 17.5%
ASML Holding NV	18,556	$ 30,579,266
Broadcom, Inc.	27,460	10,689,629
Infineon Technologies AG	75,746	5,435,800
Microchip Technology, Inc.	64,178	4,767,784
Micron Technology, Inc.(3)	37,754	31,072,674
NVIDIA Corp.	159,359	31,991,319
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	52,860	21,368,655
Tokyo Electron Ltd.	37,158	12,423,296
		$148,328,423
Software — 3.5%
Autodesk, Inc.(2)	10,223	$ 2,394,227
Intuit, Inc.	7,188	2,271,911
Microsoft Corp.	53,370	24,802,106
		$ 29,468,244
Specialty Retail — 1.7%
Lowe's Cos., Inc.	17,778	$ 3,694,446
TJX Cos., Inc.	66,847	10,517,707
		$ 14,212,153
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 3.6%
Apple, Inc.	98,553	$ 30,444,007
		$ 30,444,007
Textiles, Apparel & Luxury Goods — 1.1%
Cie Financiere Richemont SA, Class A	18,731	$ 4,426,917
LVMH Moet Hennessy Louis Vuitton SE	9,100	4,997,128
		$ 9,424,045
Trading Companies & Distributors — 0.3%
IMCD NV	26,572	$ 2,911,119
		$ 2,911,119
Total Common Stocks (identified cost $412,903,293)		$836,120,687

Short-Term Investments — 0.4%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.59%(4)	3,426,891	$ 3,426,891
Total Short-Term Investments (identified cost $3,426,891)		$ 3,426,891
Total Investments — 99.2% (identified cost $416,330,184)		$839,547,578
Other Assets, Less Liabilities — 0.8%		$ 6,763,573
Net Assets — 100.0%		$846,311,151

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2026, the aggregate value of these securities is $4,308,135 or 0.5% of the Fund's net assets.

(2)	Non-income producing security.
(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2026.

Eaton Vance
Global Equity Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	59.4%	$498,516,953
France	8.0	67,112,756
United Kingdom	7.5	62,518,139
Netherlands	5.1	42,977,618
Japan	3.8	32,139,661
Taiwan	2.5	21,368,655
Spain	2.2	18,771,467
Switzerland	2.2	18,063,369
Germany	1.9	16,154,096
Poland	1.3	10,771,727
Hong Kong	1.1	9,136,226
Italy	0.9	7,802,698
Mexico	0.6	4,865,582
Denmark	0.5	4,419,880
Bermuda	0.5	4,327,409
Canada	0.5	4,265,700
Belgium	0.5	4,002,005
Australia	0.5	3,786,283
South Africa	0.4	3,417,862
India	0.3	2,757,641
Brazil	0.3	2,371,851
Total Investments	100.0%	$839,547,578

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
E-Mini S&P 500 Index	49	Long	9/18/26	$18,422,163	$49,050
E-Mini PHLX Semiconductor Sector Index	(96)	Short	9/18/26	(27,292,800)	6,749,938
STOXX Europe 600 Banks Index	(807)	Short	9/18/26	(19,798,343)	(1,804,446)
					$4,994,542

Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts
At July 31, 2026, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. During the fiscal year to date ended July 31, 2026, the Fund entered into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.

Eaton Vance
Global Equity Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At July 31, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $3,426,891, which represents 0.4% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended July 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$2,676,762	$191,909,328	$(191,159,199)	$ —	$ —	$3,426,891	$83,993	3,426,891

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2026, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$51,963,950	$ —	$ —	$51,963,950
Consumer Discretionary	48,034,625	33,799,900	—	81,834,525
Consumer Staples	7,650,976	22,638,402	—	30,289,378
Energy	38,472,786	—	—	38,472,786
Financials	86,348,890	103,336,290	—	189,685,180
Health Care	62,092,489	16,588,296	—	78,680,785
Industrials	29,131,218	66,329,587	—	95,460,805
Information Technology	173,723,098	54,708,696	—	228,431,794
Materials	1,537,927	11,212,352	—	12,750,279
Real Estate	7,208,453	—	—	7,208,453
Utilities	8,111,234	13,231,518	—	21,342,752
Total Common Stocks	$514,275,646	$321,845,041 *	$ —	$836,120,687
Short-Term Investments	$3,426,891	$ —	$ —	$3,426,891
Total Investments	$517,702,537	$321,845,041	$ —	$839,547,578
Futures Contracts	$6,798,988	$ —	$ —	$6,798,988
Total	$524,501,525	$321,845,041	$ —	$846,346,566

Eaton Vance
Global Equity Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Futures Contracts	$(1,804,446)	$ —	$ —	$(1,804,446)
Total	$(1,804,446)	$ —	$ —	$(1,804,446)

*
Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.